Schedule of Investment of Financial Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rental income from investment property, net of direct operating expense [abstract]
Balance as of January 1,	₪ 376	₪ 177
Changes in fair value carried to the statement of income	(46)	199
Balance as of December 31,	₪ 330	₪ 376